19. SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Ownership structure

As of December 31, 2017, the Company’s ownership structure was as follows:

			12/31/2017			12/31/2016
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A.	682,855,454	49.21%	50.32%	682,855,454	49.21%	50.32%
Rio Iaco Participações S.A. (*)	58,193,503	4.19%	4.29%	58,193,503	4.19%	4.29%
CFL Participações S.A. (*)	3,977,536	0.29%	0.29%	3,977,536	0.29%	0.29%
Vicunha Textil S.A. (*)	4,927,000	0.36%	0.36%	4,927,000	0.36%	0.36%
Caixa Beneficente dos Empregados da CSN - CBS	20,143,031	1.45%	1.48%	20,143,031	1.45%	1.48%
BNDES Participações S.A. – BNDESPAR	8,794,890	0.63%	0.65%	8,794,890	0.63%	0.65%
NYSE (ADRs)	303,590,364	21.88%	22.37%	323,546,664	23.32%	23.84%
BM&FBovespa	274,651,269	19.79%	20.24%	254,694,969	18.36%	18.77%
Total shares outstanding	1,357,133,047	97.81%	100.00%	1,357,133,047	97.81%	100.00%
Treasury shares	30,391,000	2.19%		30,391,000	2.19%
Total shares	1,387,524,047	100.00%		1,387,524,047	100.00%

(*) Controlling group companies.

Share buyback programs

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation		Balance in treasury
1º	3/13/2014	70,205,661	From 3/14/2014 to 4/14/2014	R$ 9.34	R$ 9.22 and R$ 9.45	2,350,000			2,350,000
2º	4/15/2014	67,855,661	From 4/16/2014 to 5/23/2014	R$ 8.97	R$ 8.70 and R$ 9.48	9,529,500			11,879,500
3º	5/23/2014	58,326,161	From 5/26/2014 to 6/25/2014	R$ 9.21	R$ 8.61 e R$ 9.72	31,544,500			43,424,000
4º	6/26/2014	26,781,661	From 6/26/2014 to 7/17/2014	R$ 10.42	R$ 9.33 and R$ 11.54	26,781,661			70,205,661
	7/18/2014			Not applicable	Not applicable		60,000,000	(1)	10,205,661
5º	7/18/2014	64,205,661	From 7/18/2014 to 8/18/2014	R$ 11.40	R$ 11.40	240,400			10,446,061
	8/19/2014			Not applicable	Not applicable		10,446,061	(1)
6º	8/19/2014	63,161,055	From 8/19/2014 to 9/25/2014	R$ 9.82	R$ 9.47 and R$ 10.07	6,791,300			6,791,300
7º	9/29/2014	56,369,755	From 9/29/2014 to 2/29/2014	R$ 7.49	R$ 4.48 and R$ 9.16	21,758,600			28,549,900
8º	12/30/2014	34,611,155	From 12/31/2014 to 3/31/2015	R$ 5.10	R$ 4.90 and R$ 5.39	1,841,100			30,391,000
9º (*)	03/31/2015	32,770,055	From 4/01/2015 to 6/30/2015

(*) There were no share buyback in this program.

(1)    In 2014 the Board of Directors approved the cancelation of 70,446,061 treasury shares without change in the Company’s share capital.

Position of treasury shares

As of December 31, 2017, the position of the treasury shares was as follows:

Quantity purchased (in units)	Amount	Share price			Share
	paid for				market price
	the shares	Minimum	Maximum	Average	as of 12/31/2017 (*)
30,391,000	R$ 238,976	R$ 4.48	R$ 10.07	R$ 7.86	R$ 253,765

(*) Using the last share average quotation on B3 S.A. - Brasil, Bolsa, Balcão (former BM&FBovespa) as of December 31, 2017 of R$8.35 per share.

Basic earnings (loss) per share
	12/31/2017	12/31/2016	12/31/2015
	Common Shares
(Loss) profit for the year
Continued operations	10,272	(925,186)	(1,216,033)
Discontinued operations	-	(9,561)	1,911
	10,272	(934,747)	(1,214,122)
Weighted average number of shares	1,357,133,047	1,357,133,047	1,357,150,010
Basic and diluted EPS
Continued operations	0.00757	(0.68172)	(0.89602)
Discontinued operations	-	(0.00704)	0.00141
	0.00757	(0.68876)	(0.89461)